Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks and third party-payment processors, which are unrestricted as to withdrawal or use. Cash and cash equivalents balance as of March 31, 2022 and March 31, 2023 primarily consist of the following currencies:

	As of March 31, 2022		As of March 31, 2023
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	47,321	47,321	62,727	62,727
Hong Kong dollars	39	31	7	6
US$	18,133	115,110	3,946	27,114
EUR	55	392	—	2
NZD	—	1	—	1

Total		162,855		89,850